Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000003791 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003791 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003791 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003791 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003791 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003791 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003791 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003791 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003791 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003791 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003791 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000003791 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003791 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000003791 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000003791 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003791 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000003791 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000003791 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003791 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000003791 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000003791 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003791 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003791 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003791 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003791 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003791 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003791 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000003791 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003791 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003791 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000003791 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003791 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003785 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003785 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003785 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003785 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003785 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003785 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003785 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003785 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003785 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003785 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003785 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000003785 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003785 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000003785 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000003785 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003785 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000003785 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000003785 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003785 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000003785 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000003785 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003785 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003785 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003785 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003785 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003785 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003785 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000003785 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003785 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003785 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000003785 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003785 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003787 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003787 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003787 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003787 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003787 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003787 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003787 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003787 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003787 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003787 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003787 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000003787 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003787 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000003787 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000003787 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003787 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000003787 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000003787 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003787 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000003787 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000003787 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003787 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003787 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003787 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003787 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003787 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003787 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000003787 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003787 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003787 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000003787 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003787 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003788 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003788 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003788 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003788 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003788 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003788 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003788 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003788 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003788 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003788 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003788 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000003788 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003788 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000003788 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000003788 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000003788 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000003788 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000003788 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000003788 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003788 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003788 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003788 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003788 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003788 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003788 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000003788 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003788 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003788 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000003788 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003788 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156262 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000156262 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156262 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156262 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156262 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156262 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156262 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156262 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156262 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156262 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156262 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000156262 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156262 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000156262 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000156262 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000156262 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000156262 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000156262 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000156262 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000156262 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000156262 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156262 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156262 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000156262 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000156262 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000156262 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000156262 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000156262 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000156262 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000156262 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000156262 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000156262 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000153988 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000153988 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153988 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153988 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000153988 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153988 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153988 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153988 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153988 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153988 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000153988 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000153988 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000153988 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000153988 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000153988 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000153988 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000153988 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000153988 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000153988 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000153988 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000153988 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000153988 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000153988 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153988 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153988 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000153988 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000153988 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000153988 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000153988 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000153988 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000153988 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000153988 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000153989 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000153989 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153989 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153989 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000153989 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153989 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153989 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153989 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153989 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153989 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000153989 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000153989 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000153989 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000153989 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000153989 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000153989 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000153989 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000153989 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000153989 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000153989 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000153989 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000153989 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000153989 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153989 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153989 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000153989 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000153989 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000153989 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000153989 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000153989 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000153989 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000153989 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000153990 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000153990 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153990 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153990 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000153990 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153990 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153990 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153990 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153990 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153990 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000153990 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000153990 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000153990 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000153990 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000153990 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000153990 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000153990 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000153990 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000153990 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000153990 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000153990 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000153990 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000153990 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153990 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153990 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000153990 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000153990 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000153990 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000153990 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000153990 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000153990 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000153990 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000043689 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043689 [Member] | IBM Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043689 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043689 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000043689 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043689 [Member] | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043689 [Member] | Imperial Brands PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043689 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000043689 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000043689 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043689 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043689 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000043689 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000043689 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000043689 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000043689 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000043689 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000043689 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000043689 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000043689 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000043689 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000043689 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000043689 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000043689 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000043689 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000043689 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000043689 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000043689 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000043689 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000043689 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000043689 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000043689 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000043689 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043691 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043691 [Member] | IBM Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043691 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043691 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000043691 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043691 [Member] | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043691 [Member] | Imperial Brands PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043691 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000043691 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000043691 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043691 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043691 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000043691 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000043691 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000043691 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000043691 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000043691 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000043691 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000043691 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000043691 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000043691 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000043691 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000043691 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000043691 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000043691 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000043691 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000043691 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000043691 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000043691 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000043691 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000043691 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000043691 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000043691 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043686 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043686 [Member] | IBM Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043686 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043686 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000043686 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043686 [Member] | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043686 [Member] | Imperial Brands PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043686 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000043686 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000043686 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043686 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043686 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000043686 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000043686 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000043686 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000043686 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000043686 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000043686 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000043686 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000043686 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000043686 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000043686 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000043686 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000043686 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000043686 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000043686 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000043686 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000043686 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000043686 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000043686 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000043686 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000043686 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000043686 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043687 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043687 [Member] | IBM Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043687 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043687 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000043687 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043687 [Member] | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043687 [Member] | Imperial Brands PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043687 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000043687 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000043687 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043687 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043687 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000043687 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000043687 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000043687 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000043687 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000043687 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000043687 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000043687 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000043687 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000043687 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000043687 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000043687 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000043687 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000043687 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000043687 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000043687 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000043687 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000043687 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000043687 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000043687 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000043687 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000043687 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113315 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000113315 [Member] | IBM Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000113315 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000113315 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000113315 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000113315 [Member] | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000113315 [Member] | Imperial Brands PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000113315 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000113315 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000113315 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000113315 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000113315 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000113315 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000113315 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000113315 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000113315 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000113315 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000113315 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000113315 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000113315 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000113315 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000113315 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000113315 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000113315 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000113315 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000113315 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000113315 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000113315 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113315 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000113315 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113315 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000113315 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113315 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106446 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106446 [Member] | IBM Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106446 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106446 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106446 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000106446 [Member] | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000106446 [Member] | Imperial Brands PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000106446 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000106446 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000106446 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106446 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000106446 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000106446 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000106446 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000106446 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106446 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000106446 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000106446 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000106446 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000106446 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000106446 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000106446 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000106446 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106446 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000106446 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106446 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000106446 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000106446 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000106446 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106446 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000106446 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106446 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000106446 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000069762 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069762 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069762 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069762 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069762 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069762 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069762 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069762 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069762 [Member] | American Express Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069762 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069762 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000069762 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000069762 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000069762 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069762 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000069762 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000069762 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000069762 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000069762 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069762 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069762 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069764 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069764 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069764 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069764 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069764 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069764 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069764 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069764 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069764 [Member] | American Express Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069764 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069764 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000069764 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000069764 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000069764 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069764 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000069764 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000069764 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000069764 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000069764 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069764 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069764 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069766 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069766 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069766 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069766 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069766 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069766 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069766 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069766 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069766 [Member] | American Express Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069766 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069766 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000069766 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000069766 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000069766 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069766 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000069766 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000069766 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000069766 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000069766 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069766 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069766 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078799 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078799 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000078799 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078799 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078799 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078799 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078799 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000078799 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000078799 [Member] | American Express Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000078799 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000078799 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000078799 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000078799 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000078799 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078799 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000078799 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000078799 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000078799 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000078799 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078799 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000078799 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000111293 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111293 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000111293 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000111293 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000111293 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111293 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000111293 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000111293 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000111293 [Member] | American Express Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000111293 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000111293 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000111293 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000111293 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000111293 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111293 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000111293 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000111293 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000111293 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000111293 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000111293 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000111293 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000076626 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000076626 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000076626 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076626 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000076626 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000076626 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076626 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076626 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076626 [Member] | American Express Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076626 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076626 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000076626 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000076626 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000076626 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000076626 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000076626 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000076626 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000076626 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000076626 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000076626 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076626 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000076627 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000076627 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000076627 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076627 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000076627 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000076627 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076627 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076627 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076627 [Member] | American Express Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076627 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076627 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000076627 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000076627 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000076627 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000076627 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000076627 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000076627 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000076627 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000076627 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000076627 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076627 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000104499 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000104499 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000104499 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000104499 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000104499 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000104499 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000104499 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000104499 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000104499 [Member] | American Express Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104499 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104499 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000104499 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000104499 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000104499 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000104499 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000104499 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000104499 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000104499 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000104499 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000104499 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000104499 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088535 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088535 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088535 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088535 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088535 [Member] | Zebra Technologies Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088535 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088535 [Member] | Check Point Software Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088535 [Member] | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088535 [Member] | Textron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088535 [Member] | Masco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088535 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000088535 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000088535 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000088535 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000088535 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088535 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000088535 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088535 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000088535 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000088535 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000088535 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000088535 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105879 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105879 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105879 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105879 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105879 [Member] | Zebra Technologies Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105879 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105879 [Member] | Check Point Software Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105879 [Member] | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105879 [Member] | Textron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105879 [Member] | Masco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000105879 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000105879 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000105879 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000105879 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000105879 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000105879 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000105879 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000105879 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000105879 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000105879 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000105879 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105879 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088536 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088536 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088536 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088536 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088536 [Member] | Zebra Technologies Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088536 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088536 [Member] | Check Point Software Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088536 [Member] | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088536 [Member] | Textron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088536 [Member] | Masco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088536 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000088536 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000088536 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000088536 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000088536 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088536 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000088536 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088536 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000088536 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000088536 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000088536 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000088536 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113318 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113318 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000113318 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000113318 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000113318 [Member] | Zebra Technologies Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000113318 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000113318 [Member] | Check Point Software Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113318 [Member] | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113318 [Member] | Textron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113318 [Member] | Masco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000113318 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000113318 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000113318 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000113318 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000113318 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113318 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000113318 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000113318 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000113318 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000113318 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000113318 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000113318 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000128515 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000128515 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000128515 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000128515 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000128515 [Member] | Zebra Technologies Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000128515 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000128515 [Member] | Check Point Software Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000128515 [Member] | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000128515 [Member] | Textron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000128515 [Member] | Masco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000128515 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000128515 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000128515 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000128515 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000128515 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000128515 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000128515 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000128515 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000128515 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000128515 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000128515 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000128515 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106449 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106449 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106449 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000106449 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000106449 [Member] | Zebra Technologies Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000106449 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000106449 [Member] | Check Point Software Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106449 [Member] | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106449 [Member] | Textron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106449 [Member] | Masco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000106449 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000106449 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000106449 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000106449 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000106449 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106449 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000106449 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106449 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000106449 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000106449 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000106449 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000106449 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107855 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107855 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000107855 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000107855 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000107855 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000107855 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000107855 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000107855 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107855 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107855 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000107855 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000107855 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000107855 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000107855 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107855 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000107855 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000107855 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000107855 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107855 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000107855 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000145658 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000145658 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000145658 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000145658 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000145658 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000145658 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000145658 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000145658 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000145658 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000145658 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000145658 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000145658 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000145658 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000145658 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000145658 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000145658 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000145658 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000145658 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000145658 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000145658 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000107856 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107856 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000107856 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000107856 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000107856 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000107856 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000107856 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000107856 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107856 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107856 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000107856 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000107856 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000107856 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000107856 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107856 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000107856 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000107856 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000107856 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107856 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000107856 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000107857 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107857 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000107857 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000107857 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000107857 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000107857 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000107857 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000107857 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107857 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107857 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000107857 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000107857 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000107857 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000107857 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107857 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000107857 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000107857 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000107857 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107857 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000107857 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000153994 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153994 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000153994 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000153994 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000153994 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000153994 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000153994 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153994 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153994 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000153994 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000153994 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000153994 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000153994 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000153994 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000153994 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000153994 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000153994 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153994 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153994 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000153994 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000153995 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153995 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000153995 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000153995 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000153995 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000153995 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000153995 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153995 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153995 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000153995 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000153995 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000153995 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000153995 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000153995 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000153995 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000153995 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000153995 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153995 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153995 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000153995 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000153996 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153996 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000153996 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000153996 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000153996 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000153996 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000153996 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153996 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153996 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000153996 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000153996 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000153996 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000153996 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000153996 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000153996 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000153996 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000153996 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153996 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153996 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000153996 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%